Fees Summary	Aug. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 634,000
Previously Paid Amount	0.00
Total Fee Amount	97.07
Total Offset Amount	0.00
Net Fee	97.07
Narrative - Max Aggregate Offering Price	$ 634,000
Final Prospectus	true